CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2026
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Brookfield Renewable’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2026	December 31, 2025
Cash	$1,519	$1,493
Short-term deposits	338	480
Cash subject to restriction	114	120
	$1,971	$2,093